GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Core Deposits, Gross		$ 7.7	$ 5.9
Finite-Lived Intangible Assets, Period Increase (Decrease)	3.5
Finite-Lived Intangible Assets, Amortization Expense		$ 1.7	$ 1.5	$ 2.6
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method		accelerated basis
Estimated weighted average life (in years)		6 years 7 months